Operating Segments - Schedule of Revenue from Major Customers (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Revenue	[1]	$ 659	$ 976

[1]	See note 15 - Related parties